TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.3%
Communication Services - 3.5%
Integrated Telecommunication Services - 3.5%
Verizon Communications, Inc.	166,933	$8,017,792

Consumer Discretionary - 5.2%
Leisure Facilities - 1.7%
Vail Resorts, Inc.	30,731	3,908,369

Restaurants - 3.5%
McDonald's Corp.	10,681	3,135,835
Starbucks Corp.	47,369	4,989,376
		8,125,211
Total Consumer Discretionary		12,033,580

Consumer Staples - 12.5%
Household Products - 3.4%
Procter & Gamble Co.	52,449	7,714,723

Packaged Foods & Meats - 2.3%
General Mills, Inc.	150,793	5,324,501

Soft Drinks & Non-alcoholic Beverages - 3.6%
PepsiCo, Inc.	52,705	8,353,216

Tobacco - 3.2%
Altria Group, Inc.	100,017	7,266,235
Total Consumer Staples		28,658,675

Energy - 13.6%
Integrated Oil & Gas - 5.7%
Chevron Corp.	45,459	8,787,679
Exxon Mobil Corp.	27,938	4,311,672
		13,099,351
Oil & Gas Storage & Transportation - 7.9%
Enbridge, Inc.	82,690	4,582,680
Energy Transfer LP	345,114	6,967,851
Enterprise Products Partners LP	173,641	6,719,907
		18,270,438
Total Energy		31,369,789

TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Financials - 13.1%
Asset Management & Custody Banks - 6.5%
Blackstone, Inc.	79,272	$9,954,978
Blue Owl Capital, Inc. - Class A	508,753	4,960,341
		14,915,319
Diversified Banks - 2.0%
JPMorgan Chase & Co.	14,448	4,525,547

Investment Banking & Brokerage - 4.6%
Moelis & Co. - Class A	94,583	6,159,245
Morgan Stanley	23,881	4,551,480
		10,710,725
Total Financials		30,151,591

Health Care - 14.4%
Biotechnology - 5.1%
Amgen, Inc.	16,149	5,591,591
Gilead Sciences, Inc.	46,328	6,061,556
		11,653,147
Managed Health Care - 2.5%
UnitedHealth Group, Inc.	15,609	5,782,822

Pharmaceuticals - 6.8%
Johnson & Johnson	30,300	6,964,455
Merck & Co., Inc.	78,875	8,611,573
		15,576,028
Total Health Care		33,011,997

Industrials - 4.2%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	8,677	4,494,426

Construction Machinery & Heavy Transportation Equipment - 2.2%
Cummins, Inc.	7,597	5,097,663
Total Industrials		9,592,089

Information Technology - 8.8%
Communications Equipment - 3.5%
Cisco Systems, Inc.	88,065	8,057,948

IT Consulting & Other Services - 2.7%
Accenture PLC - Class A	16,236	2,901,536

TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares		Value
International Business Machines Corp.	14,724		$3,400,949
			6,302,485
Semiconductors - 2.6%
Texas Instruments, Inc.	21,268		5,978,009
Total Information Technology			20,338,442

Materials - 1.6%
Specialty Chemicals - 1.6%
Eastman Chemical Co.	48,975		3,579,583

Utilities - 6.4%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	55,803		7,651,149

Gas Utilities - 3.1%
Brookfield Infrastructure Corp. - Class A	191,143		7,072,291
Total Utilities			14,723,440
TOTAL COMMON STOCKS (Cost $170,329,435)			191,476,978

REAL ESTATE INVESTMENT TRUSTS - 11.6%
Real Estate - 11.6%
Industrial REITs - 2.0%
Lineage, Inc.	124,791		4,602,292

Other Specialized REITs - 5.4%
Lamar Advertising Co. - Class A	41,627		5,737,866
VICI Properties, Inc.	231,160		6,749,872
			12,487,738
Retail REITs - 4.2%
Simon Property Group, Inc.	47,213		9,617,760
Total Real Estate			26,707,790
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,455,027)			26,707,790

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.0%
First American Government Obligations Fund - Class X, 3.58% (a)	11,476,104		11,476,104
TOTAL MONEY MARKET FUNDS (Cost $11,476,104)			11,476,104

TOTAL INVESTMENTS - 99.9% (Cost $206,260,566)			$229,660,872
Other Assets in Excess of Liabilities - 0.1%		0.00145	332,412
TOTAL NET ASSETS - 100.0%			$229,993,284

Percentages are stated as a percent of net assets.

TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

TBG DIVIDEND FOCUS ETF

Summary of Fair Value Disclosures as of April 30, 2026 (Unaudited)

TBG Dividend Focus ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$191,476,978	$—	$—	$191,476,978
Real Estate Investment Trusts	26,707,790	—	—	26,707,790
Money Market Funds	11,476,104	—	—	11,476,104
Total Investments	$229,660,872	$—	$—	$229,660,872

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.